Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE TABLE

Year	Summary compensation table total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation table total for non-PEO named executive officers(1)	Average Compensation Actually Paid to non-PEO named executive officers	Value of Initial fixed $100 investment based on total shareholder return	Net Income
2024	$568,891	$652,611(3)	—	—	$94	$827,000
2023	$1,738,701	$1,733,181(4)	—	—	$84	$3,786,000
2022	$662,887	$443,007(5)	$297,529	$297,529(6)	$84	$1,227,000

(1)
Janet Carr was the PEO for all years in the table. Non-PEO named executive officer was Michael Galvan for 2022, who served in his position for a partial year. The Company did not have any non-PEO named executive officers during 2023 or 2024.

(2)
Excludes the value of 184,000 performance-based restricted stock award units granted to Ms. Carr in 2018, which are included in the “Outstanding Stock Awards” table below. These awards are subject to the achievement of performance criteria; based on the fair value methodology used to account for share-based payments in the Company’s financial statements, it has been determined that since December 30, 2020, the probable outcome of attaining the performance goals is zero. Fair value of stock awards included in compensation actually paid to the CEO is calculated at the required measurement dates; changes to stock award fair values are based on the Company’s updated stock price at the respective measurement dates.

(3)
For 2024, adjustments made to Ms. Carr’s summary compensation table (“SCT”) total to calculate compensation actually paid were: $97,520 for the change in fair value of prior year awards still outstanding as of the end of 2024; and -$13,800 for the change in fair value of awards from the prior year end that vested in 2024.

(4)
For 2023, adjustments made to Ms. Carr’s SCT total to calculate compensation actually paid were: -$1,181,280 for value of equity awards granted in 2023 and included in the SCT; $1,175,760 for value of equity awards granted in 2023 that remained outstanding and unvested at the end of the year; and zero change in fair value of prior year awards still outstanding as of the end of 2022 or awards from the prior year end that vested in 2023.

(5)
For 2022, adjustments made to Ms. Carr’s SCT total to calculate compensation actually paid were: -$138,426 for value of equity awards granted in 2022 and included in the SCT; -$82,800 for the change in fair value of prior year awards still outstanding as of the end of 2022; $138,426 for the fair value of awards granted and vested in 2022; and -$137,080 for the change in fair value of awards from the prior year end that vested in 2022.

(6)	For 2022, no adjustments were made to the non-PEOs’ SCT total to calculate compensation actually paid, since all compensation was paid in cash or cash equivalents.

Named Executive Officers, Footnote
(1)
Janet Carr was the PEO for all years in the table. Non-PEO named executive officer was Michael Galvan for 2022, who served in his position for a partial year. The Company did not have any non-PEO named executive officers during 2023 or 2024.

PEO Total Compensation Amount	$ 568,891	$ 1,738,701	$ 662,887
PEO Actually Paid Compensation Amount	$ 652,611	1,733,181	443,007
Adjustment To PEO Compensation, Footnote
(3)
For 2024, adjustments made to Ms. Carr’s summary compensation table (“SCT”) total to calculate compensation actually paid were: $97,520 for the change in fair value of prior year awards still outstanding as of the end of 2024; and -$13,800 for the change in fair value of awards from the prior year end that vested in 2024.

(4)
For 2023, adjustments made to Ms. Carr’s SCT total to calculate compensation actually paid were: -$1,181,280 for value of equity awards granted in 2023 and included in the SCT; $1,175,760 for value of equity awards granted in 2023 that remained outstanding and unvested at the end of the year; and zero change in fair value of prior year awards still outstanding as of the end of 2022 or awards from the prior year end that vested in 2023.

(5)
For 2022, adjustments made to Ms. Carr’s SCT total to calculate compensation actually paid were: -$138,426 for value of equity awards granted in 2022 and included in the SCT; -$82,800 for the change in fair value of prior year awards still outstanding as of the end of 2022; $138,426 for the fair value of awards granted and vested in 2022; and -$137,080 for the change in fair value of awards from the prior year end that vested in 2022.

Non-PEO NEO Average Total Compensation Amount	$ 0	0	297,529
Non-PEO NEO Average Compensation Actually Paid Amount	$ 0	0	297,529
Adjustment to Non-PEO NEO Compensation Footnote
(6)	For 2022, no adjustments were made to the non-PEOs’ SCT total to calculate compensation actually paid, since all compensation was paid in cash or cash equivalents.

Total Shareholder Return Amount	$ 94	84	84
Net Income (Loss)	$ 827,000	$ 3,786,000	$ 1,227,000
PEO Name	Janet Carr	Janet Carr	Janet Carr
Additional 402(v) Disclosure
Relationship between Compensation Actually Paid disclosed in the Pay Versus Performance Table, and other table elements: Ms. Carr’s SCT compensation in each year included a base salary. In 2022, she received an immediately-vested grant of common stock to compensate her for a temporary base salary cut due to the impact of the Covid-19 pandemic in 2020. In 2023, she received a new grant of 276,000 restricted stock units, vesting through October 2026. Ms. Carr was not awarded any cash bonuses in 2022, 2023 or 2024. As a result, the differences between her SCT totals and compensation actually paid as shown in the table above are primarily due to (1) the annual vesting of portions of the time-based restricted stock grants made to Ms. Carr at the time of her hire in October 2018 and October 2023 and (2) fluctuations in the value of the Company’s common stock over the years shown in the table. The Company’s Common Stock price fell during 2022, as consumer demand was inhibited by inflation and economic uncertainties, remained relatively even during 2023, and rose during 2024, as the Company announced the sale of its corporate headquarters facilities and intention to pay a dividend to stockholders.
For the non-PEO named executive officer, the average compensation actually paid is the same as average SCT compensation in 2022, because all elements of compensation received and not forfeited were in cash rather than long-term equity or other forms of compensation with fluctuating values. The Company did not have any non-PEO named executive officers during 2023 or 2024. The Company maintains a bonus program for executives (excluding the PEO), under which bonuses are paid as a percentage of the executives’ base salary, depending on the Company’s performance in two metrics: sales and operating income. The Company did not pay any bonuses under this program to its named executive officers for fiscal 2022, 2023 or 2024. The Company’s PEO did not participate in the program but was eligible to receive a discretionary bonus that is not tied to specific performance metrics; Ms. Carr did not receive such a bonus in 2022, 2023 or 2024.

Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number	184,000
Probability of Attaining Performance Goals	0.00%
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (1,181,280)	$ (138,426)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,175,760
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 97,520	0	(82,800)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			138,426
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (13,800)	$ 0	(137,080)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0